COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 24, 2015	Sep. 23, 2013	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Operating lease payable, amount not due to a related party			$ 83,132
Operating Leases, Rent Expense, Net			212,610	$ 127,835	$ 344,736
Principal obligations and commitments			19,927,664
Stock Issued During Period, Shares, Restricted Stock Award, Gross		67,000,000
Sale of Stock, Price Per Share		$ 0.001
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 67,000
Earnings Per Share, Diluted				$ 0.00	$ 0.00
Chief Financial Officer [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		60,000,000
Sale of Stock, Price Per Share		$ 0.001
Non-Related Parties [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		7,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	7,000,000
Included in current liabilities [Member]
Principal obligations and commitments			$ 2,853,068